Share-Based Payment Arrangements (Tables)	6 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Number and weighted average exercise price of share options
The number, weighted-average exercise price, weighted average share price at exercise date and average contractual life of the share options under the above arrangements were as follows:

	CSOP	JSOP	LTIP	EIP	SAYE	SSP (under EIP scheme)
Options outstanding at July 1, 2025	—	6,965	—	1,887,397	—	3,871,057
Options granted during the period	—	—	—	3,081,896	—	—
Options exercised during the period	—	—	—	(509,952)	—	—
Options forfeited during the period	—	—	—	(174,808)	—	(335,108)
Options expired during the period	—	—	—	—	—	—
Options outstanding at December 31, 2025	—	6,965	—	4,284,533	—	3,535,949

Weighted average exercise price December 31, 2025 - £	—	—	—	—	—	28.48
Weighted average share price at exercise date during six month period ended December, 31, 2025 - £	—	—	—	6.65	—	—
Weighted average contractual life December 31, 2025 - years	0	11	0	3	0	5